Income Taxes (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Federal statutory tax rate			21.00%	21.00%
R&D credit, net impact			0.00%	30.00%
Nontaxable variable interest loss			0.00%	(53.00%)
Share based compensation			5.00%	(23.00%)
Nontaxable revaluation of fair value instruments			(32.00%)	0.00%
Nontaxable PPP loan forgiveness			0.00%	48.00%
Nontaxable ERTC credits			0.00%	51.00%
True up prior year valuation allowance			0.00%	(50.00%)
Change in valuation allowance			6.00%	(26.00%)
Effective tax rate	0.00%	0.00%	0.00%	(2.00%)